CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from continued operations	$ (1,562)	$ (3,989)	$ (3,484)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	3,706	4,881	4,065
Loss (gain) from change in fair value of derivatives	8	(19)	(34)
Change in operating right of use asset and operating leasing liability	(82)	(73)	566
Lease modification	0	(1,315)	0
Increase (decrease) in restructuring plan provision	(467)	657	0
Change in provision for doubtful accounts	138	248	(8)
Share in results of affiliated companies	(184)	76	185
Share based compensation	218	160	138
Liability in respect of employee rights upon retirement	(356)	94	(341)
Impairment of intangible assets	0	0	298
Impairment of fixed assets	0	1,820	0
Capital gain from sale of property, plant and equipment	(90)	(468)	0
Deferred income taxes, net	23	(686)	(1,438)
Government loan forgiveness	0	(1,442)	0
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable	(2,659)	(2,934)	9,472
Decrease (increase) in other current assets and prepaid expenses	(1,459)	(959)	310
Decrease (increase) in inventory	(5,069)	(681)	1,868
Increase (decrease) in trade accounts payable	1,143	2,571	(5,336)
Increase (decrease) in accrued expenses	2,727	(218)	(252)
Increase (decrease) in other long-term liabilities	(902)	8	(62)
Net cash provided by (used in) operating activities from continued operation	(4,867)	(2,269)	5,947
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of property and equipment	93	1,163	0
Purchase of property and equipment	(16,213)	(16,247)	(3,894)
Purchase of intangible assets	0	(555)	(1,513)
Net cash used in continued investing activities	(16,120)	(15,639)	(5,407)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term loans	(1,071)	0	0
Short-term credit received from banks	0	3,000	3,960
Proceeds from long-term loans received	16,680	3,042	3,692
Exercise of options	189	0	0
Net cash provided by continued financing activities	15,798	6,042	7,652
CASH FLOWS FROM DISCONTINUED ACTIVITIES:
Net cash provided by operating activities	0	777	153
Net cash provided by (used in) discontinued activities	0	777	153
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(5,189)	(11,089)	8,345
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	13,215	24,304	15,959
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	8,026	13,215	24,304
SUPPLEMENTARY INFORMATION ON INVESTING ACTIVITIES NOT INVOLVING CASH FLOW:
Purchase of property, plant and equipment on credit	196	199	6,575
Additions of operating lease right-of-use assets and operating lease liabilities	318	399	1,756
Classification inventory to property, plant and equipment	284	829	0
Capital contribution to equity method investee	787	0	0
Supplemental disclosure of cash flow information:
Interest paid	(796)	(251)	(3)
Income taxes received (paid), net	$ 0	$ 0	$ (3)